Expense Example	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	530	719	923	1,511	260	515	894	1,958	109	360	630	1,401	58	202	359	814	49	174	309	705	530	739	965	1,614	260	536	936	2,057	109	381	673	1,506	58	224	404	924	48	192	349	804	367	563	776	1,387	271	530	913	1,987	120	375	649	1,432	69	218	379	847	62	195	340	762	536	759	1,000	1,691	266	556	972	2,132	115	402	710	1,584	64	245	441	1,007	59	229	414	947